Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2023	Oct. 31, 2022
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.51%	1.83%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	3.09%	2.57%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	2.15%	1.70%
FX rate	1.31	1.3
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.32	1.27
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-EUR [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.45	1.19
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | CAD-GBP [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.69	1.56
Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate		1.29
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	72.25	75.35
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CAD-USD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.34	1.29
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | MXN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	14.47	16.91
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | PEN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	2.84	3.07